Commitments and Contingencies (Details)	12 Months Ended								12 Months Ended				12 Months Ended									12 Months Ended									12 Months Ended
	Dec. 31, 2011 USD ($) m3 Building Vessel	Dec. 31, 2011 NOK	Dec. 31, 2010 USD ($) Vessel	Dec. 31, 2009 USD ($)	Feb. 29, 2012	Nov. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Sep. 30, 2010 USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2011 Mitsui & Co., Ltd [Member]	Dec. 31, 2011 NYK Bulkship (Europe) Ltd [Member]	Dec. 31, 2011 Teekay Tankers [Member] USD ($)	Dec. 31, 2010 Teekay Tankers [Member] USD ($)	Dec. 31, 2009 Teekay Tankers [Member] USD ($)	Feb. 29, 2012 Teekay Tankers [Member]	Oct. 31, 2010 Teekay Tankers [Member] USD ($)	Sep. 30, 2010 Teekay Tankers [Member] USD ($)	Dec. 31, 2011 Wah Kwong [Member] USD ($)	Sep. 30, 2010 Wah Kwong [Member]	Dec. 31, 2011 Teekay Tankers and Wah Kwong [Member] USD ($)	Dec. 31, 2011 Teekay LNG [Member] USD ($)	Dec. 31, 2010 Teekay LNG [Member] USD ($)	Dec. 31, 2009 Teekay LNG [Member] USD ($)	Dec. 31, 2011 Teekay Offshore [Member] USD ($)	Dec. 31, 2010 Teekay Offshore [Member] USD ($)	Dec. 31, 2009 Teekay Offshore [Member] USD ($)	Dec. 31, 2011 Sevan Acquisition [Member] USD ($)	Dec. 31, 2011 Sevan Acquisition [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Sevan Acquisition [Member] Minimum [Member] USD ($)	Dec. 31, 2011 Sevan Marine ASA [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Sevan Marine ASA [Member] Minimum [Member] USD ($)	Dec. 31, 2011 Voyageur [Member] USD ($)	Dec. 31, 2011 RasGas II LNG Carriers [Member]	Dec. 31, 2011 FPSO Units [Member] FPSO	Dec. 31, 2011 FPSO Units [Member] Vessel	Feb. 29, 2012 LNG Carriers [Member]	Dec. 31, 2011 LNG Carriers [Member] USD ($) Vessel	Dec. 31, 2011 Shuttle Tankers [Member] Vessel
Commitments and Contingencies (Textual) [Abstract]
Number of vessels			4																																2	1		3	4
Current payments made by joint venture towards commitment																																						$ 770,100,000
Estimated purchase price of building constructed by VLCC								98,000,000										49,000,000
Company portion in current payments made by joint venture towards commitment																																						254,100,000
Portion in future payments to be made by joint venture towards commitment																	9,800,000		68,600,000																			135,900,000
Percentage of ownership in joint venture arrangement											34.00%	33.00%						50.00%		50.00%
Remaining payments required to be made under newbuilding contract in 2011	503,600,000
Remaining payments required to be made under newbuilding contract in 2012	707,400,000																				44,100,000
Remaining payments required to be made under newbuilding contract in 2013	13,500,000																				34,300,000
Portion of construction cost financed to acquire the VLCC																					50.00%
Percentage of Joint venture interests	33.00%	33.00%																								67.00%
Cost of acquisition																																	230,000,000
Additional interest acquired by subsidiary																										33.00%
Acquisition cost of Sevan Marine ASA							386,300,000																						130,000,000	110,000,000
Payments made for the acquisition						372,845,000	175,000,000																					22,700,000
Remaining payments required																															105,000,000	90,000,000	92,400,000
Term of capital leases																																		30 years
Estimated share of potential exposure amount minimum										54,000,000
Estimated share of potential exposure amount maximum									77,000,000
Commitments and Contingencies Additional (Textual) [Abstract]
Estimated cost of certain carriers and tankers	1,700,000,000
Payment made towards commitments for construction of certain carriers and tankers	499,100,000
Capitalized interest and other miscellaneous construction costs	8,800,000
Number of newbuilding	4	4
Area of newbuilding	160,400	160,400
Project period	20 years	20 years
Cost of LNG carriers	906,000,000
Company portion in cost of LNG carrier	299,000,000
Fair value of the guarantees	2,500,000		1,800,000
Vessel time period at daily rate basis	5 years	5 years
Value of shuttle tanker contributed by Unrelated party in exchange of equity interest in subsidiary			35,000,000
Ownership interest			33.00%		52.00%											20.40%																					100.00%
Amount Increases to retained earnings	124,247,000		123,203,000,000	41,169,000									124,200,000	17,700,000	1,700,000							124,200,000	20,600,000	12,600,000	124,200,000	84,900,000	26,900,000
Claim sought damages for vessel repairs	36,000,000	213,000,000
Liability Recognized in Legal Proceedings	$ 12,700,000	76,000,000
Estimated Share of Potential Exposure	70.00%	70.00%